Schedule of investments
Delaware Floating Rate Fund	October 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.03%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	219,000	$ 181,880
Total Convertible Bond (cost $190,410)		181,880

Corporate Bonds — 4.77%
Banking — 0.30%
Bank of America 4.375% 1/27/27 μ, ψ	1,000,000	805,000
Barclays 6.125% 12/15/25 μ, ψ	200,000	173,750
Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	157,458
SVB Financial Group 4.10% 2/15/31 μ, ψ	75,000	46,480
US Bancorp 2.215% 1/27/28 μ	1,000,000	873,624
		2,056,312
Basic Industry — 0.21%
Freeport-McMoRan 5.45% 3/15/43	200,000	164,597
Novelis 144A 3.25% 11/15/26 #	1,500,000	1,316,703
		1,481,300
Capital Goods — 0.39%
Granite US Holdings 144A 11.00% 10/1/27 #	325,000	304,356
Sealed Air 144A 5.00% 4/15/29 #	1,000,000	913,575
TransDigm 144A 6.25% 3/15/26 #	1,500,000	1,482,202
		2,700,133
Communications — 0.44%
Altice France 144A 5.50% 10/15/29 #	1,500,000	1,146,637
Directv Financing 144A 5.875% 8/15/27 #	500,000	451,228
Frontier Communications Holdings 144A 8.75% 5/15/30 #	1,000,000	1,022,860
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	401,945
		3,022,670
Consumer Cyclical — 0.99%
Aramark Services 144A 6.375% 5/1/25 #	1,500,000	1,486,406
Carnival
144A 5.75% 3/1/27 #	20,000	13,896
144A 6.00% 5/1/29 #	525,000	349,090
144A 7.625% 3/1/26 #	1,230,000	926,959

Dana Financing Luxembourg 144A 5.75% 4/15/25 #	1,500,000	1,460,353
Delta Air Lines
144A 7.00% 5/1/25 #	527,000	534,475
7.375% 1/15/26	138,000	141,104

Ford Motor Credit 2.90% 2/16/28	500,000	407,129
NQ-215 [10/22] 12/22 (2638397)    1

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,000,000	$ 1,545,800
		6,865,212
Consumer Non-Cyclical — 0.59%
CHS 144A 5.25% 5/15/30 #	1,000,000	694,445
Encompass Health 4.625% 4/1/31	2,000,000	1,653,060
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	111,376
HCA
3.50% 9/1/30	100,000	82,981
5.875% 2/1/29	156,000	152,430

Medline Borrower 144A 3.875% 4/1/29 #	500,000	409,325
Organon & Co. 144A 5.125% 4/30/31 #	320,000	272,304
Surgery Center Holdings 144A 10.00% 4/15/27 #	350,000	340,189
Tenet Healthcare 6.875% 11/15/31	409,000	347,711
		4,063,821
Electric — 0.20%
Calpine 144A 5.25% 6/1/26 #	1,500,000	1,425,794
		1,425,794
Energy — 0.53%
Callon Petroleum 144A 7.50% 6/15/30 #	2,000,000	1,903,080
CNX Resources 144A 7.25% 3/14/27 #	17,000	16,898
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	277,910
144A 6.25% 4/15/32 #	698,000	641,113

Occidental Petroleum 4.40% 8/15/49	1,000,000	809,357
Targa Resources Partners 4.00% 1/15/32	25,000	20,544
		3,668,902
Financial Services — 0.13%
AerCap Holdings 5.875% 10/10/79 μ	150,000	135,174
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	400,757
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	364,260
		900,191
Insurance — 0.06%
HUB International 144A 5.625% 12/1/29 #	500,000	429,373
		429,373
Media — 0.55%
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	813,280
CMG Media 144A 8.875% 12/15/27 #	417,000	354,523
Radiate Holdco 144A 4.50% 9/15/26 #	1,500,000	1,270,530
2    NQ-215 [10/22] 12/22 (2638397)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Sirius XM Radio 144A 3.125% 9/1/26 #	1,500,000	$ 1,343,617
		3,781,950
Technology — 0.31%
Boxer Parent 144A 9.125% 3/1/26 #	165,000	157,840
Entegris Escrow
144A 4.75% 4/15/29 #	1,000,000	885,004
144A 5.95% 6/15/30 #	1,000,000	914,935

New Cotai 5.00% 2/2/27 <<	222,415	200,219
		2,157,998
Utilities — 0.07%
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	487,773
		487,773
Total Corporate Bonds (cost $35,999,263)		33,041,429

Municipal Bonds — 0.06%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	519,729	448,916
Total Municipal Bonds (cost $492,694)		448,916

Loan Agreements — 87.79%
Acrisure 1st Lien 8.004% (LIBOR01M + 4.25%) 2/15/27 •	818,813	781,966
Acrisure Tranche B 7.254% (LIBOR01M + 3.50%) 2/15/27 •	1,088,166	1,014,170
Advantage Sales & Marketing Tranche B-1 8.284% (LIBOR03M + 4.50%) 10/28/27 •	5,064,103	4,425,393
Air Canada 6.421% (LIBOR03M + 3.50%) 8/11/28 •	3,142,125	3,073,718
Amentum Government Services Holdings Tranche 3 7.392% (SOFR03M + 3.00%) 2/15/29 •	10,842,825	10,544,647
American Airlines TBD 4/20/28 X	3,500,000	3,470,002
AmWINS Group 6.004% (LIBOR01M + 2.25%) 2/19/28 •	6,282,136	6,154,314
Amynta Agency Borrower Tranche B 1st Lien 8.254% (LIBOR01M + 4.50%) 2/28/25 •	4,974,032	4,812,376
Applied Systems 2nd Lien 9.174% (LIBOR03M + 5.50%) 9/19/25 •	12,011,557	11,868,919
Arches Buyer 7.004% (LIBOR01M + 3.25%) 12/6/27 •	2,969,697	2,635,915
Asplundh Tree Expert 5.185% (LIBOR01M + 1.75%) 9/7/27 •	2,363,559	2,329,768
NQ-215 [10/22] 12/22 (2638397)    3

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
AssuredPartners
7.254% (LIBOR01M + 3.50%) 2/12/27 •	1,238,792	$ 1,184,373
7.254% (LIBOR01M + 3.50%) 2/12/27 •	5,612,934	5,365,965

AthenaHealth 6.967% (SOFR01M + 3.50%) 2/15/29 •	6,269,071	5,722,483
Avantor Funding Tranche B-5 6.004% (LIBOR01M + 2.25%) 11/8/27 •	1,355,103	1,328,848
Bausch & Lomb 6.618% (SOFR01M + 2.25%) 5/10/27 •	10,972,500	10,303,858
Bausch Health 8.624% (SOFR01M + 5.25%) 2/1/27 •	4,666,687	3,508,350
Berry Global Tranche Z 5.05% (LIBOR01M + 1.75%) 7/1/26 •	5,000,000	4,934,660
BMC Software 7.504% (LIBOR01M + 3.75%) 10/2/25 •	4,461,218	4,297,996
BMC Software 2nd Lien 9.254% (LIBOR01M + 5.50%) 2/27/26 •	1,440,000	1,326,600
BW Gas & Convenience Holdings Tranche B 7.254% (LIBOR01M + 3.50%) 3/31/28 •	5,511,680	5,373,888
BWay Holding / Mauser Packaging Solutions 6.378% (LIBOR01M + 3.25%) 4/3/24 •	4,679,271	4,451,994
Caesars Resort Collection Tranche B-1 7.254% (LIBOR01M + 3.50%) 7/21/25 •	823,456	816,663
Calpine
5.76% (LIBOR01M + 2.00%) 4/5/26 •	6,729,953	6,611,654
6.26% (LIBOR01M + 2.50%) 12/16/27 •	3,482,278	3,448,908
Camelot US Acquisition l
6.716% (LIBOR01M + 3.00%) 10/30/26 •	785,329	773,746
6.754% (LIBOR01M + 3.00%) 10/30/26 •	943,298	929,502

Cano Health 7.481% (SOFR01M + 4.00%) 11/23/27 •	2,916,391	2,502,628
Carnival Tranche B
5.877% (LIBOR03M + 3.00%) 6/30/25 •	2,160,072	2,034,069
6.127% (LIBOR06M + 3.25%) 10/18/28 •	11,162,406	10,255,461

Castlelake Aviation One Designated Activity 6.043% (LIBOR03M + 2.75%) 10/22/26 •	8,051,337	7,920,502
Charter Communications Operating Tranche B-2 5.51% (LIBOR01M + 1.75%) 2/1/27 •	10,446,154	10,272,048
Charter Communications Operating Tranche B-1 5.51% (LIBOR01M + 1.75%) 4/30/25 •	1,989,556	1,967,884
Clydesdale Acquisition Holdings Tranche B 7.656% (SOFR01M + 3.25%) 4/13/29 •	12,029,850	11,606,796
Connect US Finco 7.26% (LIBOR01M + 3.50%) 12/11/26 •	2,922,401	2,832,537
Consolidated Communications Tranche B-1 7.25% (LIBOR01M + 3.50%) 10/2/27 •	2,545,820	2,139,762
Core & Main Tranche B-1 6.525% (LIBOR01M + 2.50%) 7/27/28 •	3,933,152	3,845,883
4    NQ-215 [10/22] 12/22 (2638397)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Covis Finco Tranche B 10.203% (SOFR03M + 6.65%) 2/18/27 •	4,143,750	$ 2,797,031
CP Atlas Buyer Tranche B 7.254% (LIBOR01M + 3.50%) 11/23/27 •	4,515,428	3,832,984
CSC Holdings 5.662% (LIBOR01M + 2.25%) 7/17/25 •	835,518	811,497
Cumulus Media New Holdings 7.504% (LIBOR01M + 3.75%) 3/31/26 •	4,947,545	4,707,589
Delta Air Lines 7.993% (LIBOR03M + 3.75%) 10/20/27 •	8,000,000	8,082,224
Digicel International Finance Tranche B 1st Lien 7.004% (LIBOR01M + 3.25%) 5/27/24 •	12,192	10,495
Directv Financing 8.754% (LIBOR01M + 5.00%) 8/2/27 •	7,017,958	6,686,065
Dun & Bradstreet Tranche B 6.846% (LIBOR01M + 3.25%) 2/6/26 •	1,266,290	1,248,087
Electron Bidco 6.754% (LIBOR01M + 3.00%) 11/1/28 •	6,467,500	6,276,172
Endo Luxembourg Finance I 12.25% (LIBOR03M + 6.00%) 3/27/28 •	4,239,268	3,508,876
Ensemble RCM 7.521% (SOFR03M + 3.85%) 8/3/26 •	1,802,481	1,777,697
Entergis Tranche B 5.821% (SOFR03M + 3.00%) 7/6/29 •	10,500,000	10,462,263
Epicor Software 2nd Lien 11.504% (LIBOR01M + 7.75%) 7/31/28 •	10,905,000	10,741,425
Form Technologies 1st Lien 11.98% (LIBOR03M +9.00%) 10/22/25 •	3,544,987	3,013,239
Form Technologies Tranche B 7.48% (LIBOR03M + 4.50%) 7/22/25 •	8,846,864	7,541,951
Frontier Communications Tranche B 7.437% (LIBOR03M + 3.75%) 5/1/28 •	8,990,192	8,532,654
Gates Global Tranche B-3 6.254% (LIBOR01M + 2.50%) 3/31/27 •	6,965,845	6,794,604
Global Medical Response 7.378% (LIBOR01M + 4.75%) 10/2/25 •	2,089,380	1,635,811
Granite US Holdings Tranche B 7.687% (LIBOR03M + 4.00%) 9/30/26 •	1,413,425	1,382,213
Hamilton Projects Acquiror 8.174% (LIBOR03M + 4.50%) 6/17/27 •	5,715,173	5,635,160
Heartland Dental
7.254% (LIBOR01M + 3.50%) 4/30/25 •	3,780,114	3,516,856
7.576% (LIBOR01M + 4.00%) 4/30/25 •	4,336,440	4,073,001
8.553% (SOFR03M + 5.00%) 4/30/25 •	2,493,750	2,341,008

Hexion Holdings 1st Lien 7.413% (SOFR03M + 4.50%) 3/15/29 •	3,241,875	2,775,855
Hexion Holdings 2nd Lien 11.005% (SOFR01M + 7.54%) 3/15/30 •	5,500,000	4,427,500
NQ-215 [10/22] 12/22 (2638397)    5

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Horizon Therapeutics USA Tranche B-2 5.375% (LIBOR01M + 1.75%) 3/15/28 •	2,977,330	$ 2,924,298
HUB International 7.326% (LIBOR02M + 3.00%) 4/25/25 •	275,795	270,828
HUB International TBD 11/10/29 X	1,965,000	1,886,400
HUB International Tranche B-3 7.527% (LIBOR02M + 3.25%) 4/25/25 •	7,068,995	6,954,124
Hunter Douglas Tranche B-1 6.34% (SOFR03M + 3.50%) 2/26/29 •	3,918,180	3,275,763
Ineos US Petrochem Tranche B 6.504% (LIBOR01M + 2.75%) 1/29/26 •	1,357,813	1,281,718
Informatica 6.563% (LIBOR01M + 2.75%) 10/27/28 •	1,099,475	1,073,088
Intertape Polymer 8.591% (SOFR03M + 4.75%) 6/28/28 •	9,815,000	9,019,985
Jazz Financing 7.254% (LIBOR01M + 3.50%) 5/5/28 •	3,061,926	3,031,545
Jones DesLauriers Insurance Management 1st Lien 8.812% (CDOR03M + 4.25%) 3/27/28 •	1,938,781	1,351,960
Jones DesLauriers Insurance Management 2nd Lien 10.997% (CDOR03M + 7.50%) 3/26/29 •	910,000	611,187
LABL 8.754% (LIBOR01M + 5.00%) 10/30/28 •	1,870,863	1,731,951
LSF9 Atlantis Holdings Tranche B 10.803% (SOFR03M + 6.25%) 3/31/29 •	11,500,000	11,102,296
Madison Iaq 6.815% (LIBOR03M + 3.25%) 6/21/28 •	2,641,563	2,403,822
Mamba Purchaser 7.072% (LIBOR01M + 3.75%) 10/16/28 •	2,810,875	2,721,278
Mamba Purchaser 2nd Lien 10.072% (LIBOR01M + 6.50%) 10/15/29 •	950,000	883,500
Medline Borrower 7.004% (LIBOR01M + 3.25%) 10/23/28 •	3,233,750	2,976,848
Mermaid Bidco Tranche B-2 6.302% (LIBOR03M + 3.50%) 12/22/27 •	1,982,999	1,859,061
Mileage Plus Holdings 8.777% (LIBOR03M + 5.25%) 6/21/27 •	5,822,550	5,957,196
Naked Juice 6.903% (SOFR03M + 3.25%) 1/24/29 •	2,992,500	2,744,215
Naked Juice 2nd Lien 9.653% (SOFR03M + 6.50%) 1/24/30 •	2,000,000	1,770,000
Nortonlifelock Tranche B 5.338% (SOFR01M + 2.00%) 9/12/29 •	9,300,000	9,097,390
Numericable US Tranche B-13 6.905% (LIBOR03M + 4.00%) 8/14/26 •	792,929	728,834
Olympus Water US Holding
7.438% (LIBOR03M + 3.75%) 11/9/28 •	4,848,375	4,427,604
8.153% (SOFR03M + 3.50%) 11/9/28 •	1,990,000	1,831,795

Organon & Co. 6.188% (LIBOR03M + 3.00%) 6/2/28 •	3,408,902	3,333,418
6    NQ-215 [10/22] 12/22 (2638397)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Parkway Generation Tranche B 8.504% (LIBOR01M + 4.75%) 2/16/29 •	5,791,075	$ 5,733,164
Parkway Generation Tranche C 8.504% (LIBOR01M + 4.75%) 2/16/29 •	814,825	808,713
Pelican Products 7.924% (LIBOR03M + 4.25%) 12/29/28 •	3,225,625	2,919,191
Penn National Gaming Tranche B 6.231% (SOFR01M + 1.75%) 5/3/29 •	2,443,875	2,417,401
Peraton Tranche B 1st Lien 7.504% (LIBOR01M + 3.75%) 2/1/28 •	7,979,267	7,699,993
Perrigo Investments Tranche B 6.329% (SOFR01M + 2.50%) 4/20/29 •	4,987,500	4,937,625
PetsMart 7.50% (LIBOR01M + 3.75%) 2/11/28 •	7,453,318	7,190,901
PG&E Tranche B 6.813% (LIBOR01M + 3.00%) 6/23/25 •	11,965,738	11,804,201
Pilot Travel Centers Tranche B 5.829% (SOFR01M + 2.10%) 8/4/28 •	6,969,749	6,808,574
PMHC II 8.494% (SOFR03M + 3.25%) 4/23/29 •	4,250,000	3,321,073
Pre Paid Legal Services 2nd Lien 10.07% (LIBOR03M + 7.00%) 12/14/29 •	2,830,000	2,617,750
Pregis Topco 1st Lien 7.843% (LIBOR01M + 4.00%) 7/31/26 •	3,143,835	3,006,293
Pretium PKG Holdings 2nd Lien 10.205% (LIBOR03M + 6.75%) 10/1/29 •	3,600,000	3,042,000
Quikrete Holdings 1st Lien 6.379% (LIBOR01M + 2.63%) 2/1/27 •	2,721,349	2,651,128
RealPage 2nd Lien 10.254% (LIBOR01M + 6.50%) 4/23/29 •	8,500,000	8,245,000
Ryan Specialty Group Tranche B-1 6.829% (SOFR01M + 3.00%) 9/1/27 •	1,250,722	1,237,041
Scientific Games International Tranche B 6.402% (SOFR01M + 2.00%) 4/13/29 •	5,985,000	5,922,906
Setanta Aircraft Leasing DAC 5.674% (LIBOR03M + 2.00%) 11/5/28 •	8,746,107	8,642,247
Sinclair Television Group Tranche B-3 6.76% (LIBOR01M + 3.00%) 4/1/28 •	730,660	680,598
Sinclair Television Group Tranche B-4 7.231% (SOFR01M + 2.75%) 4/21/29 •	5,985,000	5,621,411
Sinclair Televison Group Tranche B-2 6.26% (LIBOR01M + 2.50%) 9/30/26 •	296,634	280,986
Southwestern Energy 6.203% (SOFR03M + 2.50%) 6/22/27 •	4,969,962	4,910,944
Sovos Compliance 1st Lien 8.254% (LIBOR01M + 4.50%) 8/11/28 •	1,228,018	1,192,200
SPX Flow 8.329% (SOFR01M + 4.50%) 4/5/29 •	9,500,000	9,025,000
NQ-215 [10/22] 12/22 (2638397)    7

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

SS&C Technologies Tranche B-5 5.504% (LIBOR01M + 1.75%) 4/16/25 •	3,972,648	$ 3,891,125
SS&C Technologies Tranche B-6 5.718% (SOFR01M + 1.25%) 3/22/29 •	510,441	501,891
SS&C Technologies Tranche B-7 6.079% (SOFR01M + 1.25%) 3/22/29 •	769,118	756,235
Standard Industries 6.675% (LIBOR03M + 2.50%) 9/22/28 •	10,662,618	10,464,602
Stars Group Holdings 5.892% (LIBOR03M + 2.25%) 7/21/26 •	4,974,874	4,894,550
Surgery Center Holdings 7.07% (LIBOR01M + 3.75%) 8/31/26 •	4,603,220	4,407,942
Swf Holdings I 7.602% (LIBOR03M + 4.00%) 10/6/28 •	5,105,526	3,986,563
TerraForm Power Operating 6.403% (SOFR03M + 1.75%) 5/21/29 •	8,478,750	8,452,254
Terrier Media Buyer Tranche B 7.254% (LIBOR01M + 3.50%) 12/17/26 •	2,778,895	2,605,792
TK Elevator Midco Gmbh 6.871% (LIBOR03M + 3.50%) 7/30/27 •	2,975,078	2,831,902
TransDigm Tranche E 5.924% (LIBOR03M + 2.25%) 5/30/25 •	6,461,676	6,326,937
TransDigm Tranche F 5.924% (LIBOR03M + 2.25%) 12/9/25 •	1,492,327	1,459,344
TricorBraun 7.004% (LIBOR01M + 3.25%) 3/3/28 •	1,375,256	1,306,398
Trident TPI Holdings 1st Lien Tranche B-3
7.674% (LIBOR03M + 4.00%) 9/15/28 •	2,427,652	2,308,870
7.674% (LIBOR03M + 4.00%) 9/15/28 •	216,453	205,862

Trident TPI Holdings TBD 9/15/28 X	1,000,000	959,792
Tronox Finance 1st Lien 6.803% (SOFR03M + 3.25%) 4/4/29 •	3,631,750	3,486,480
UKG 2nd Lien 8.998% (LIBOR03M + 5.25%) 5/3/27 •	10,250,000	9,489,788
United Airlines Tranche B 8.108% (LIBOR03M + 3.75%) 4/21/28 •	8,008,498	7,838,814
Univision Communications 1st Lien 7.79% (SOFR03M + 3.25%) 6/24/29 •	3,990,000	3,923,499
USI 6.924% (LIBOR03M + 3.25%) 12/2/26 •	5,646,005	5,543,084
USI Tranche B 6.424% (LIBOR03M + 2.75%) 5/16/24 •	3,092,197	3,057,731
USIC Holdings 7.254% (LIBOR01M + 3.50%) 5/12/28 •	3,615,725	3,445,674
USIC Holdings 2nd Lien 10.254% (LIBOR01M + 6.50%) 5/14/29 •	925,000	848,688
Vantage Specialty Chemicals 1st Lien 7.534% (LIBOR03M + 3.50%) 10/28/24 •	1,526,946	1,463,164
8    NQ-215 [10/22] 12/22 (2638397)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Vantage Specialty Chemicals 2nd Lien 11.32% (LIBOR03M + 8.25%) 10/27/25 •	3,818,425	$ 3,446,129
Verscend Holding Tranche B 7.754% (LIBOR01M + 4.00%) 8/27/25 •	3,020,323	2,983,511
Viasat 7.996% (SOFR01M + 3.50%) 3/2/29 •	10,473,750	9,950,063
Vistra Operations 5.436% (LIBOR01M + 1.75%) 12/31/25 •	8,952,251	8,893,247
West Corporation Tranche B 8.415% (LIBOR03M + 4.00%) 10/10/24 •	1,007,785	890,090
White Cap Buyer 7.131% (SOFR01M + 4.00%) 10/19/27 •	10,109,335	9,598,601
Zekelman Industries 5.604% (LIBOR03M + 2.00%) 1/24/27 •	1,988,478	1,935,451
Total Loan Agreements (cost $628,907,879)		607,601,020
	Number of shares
Common Stock — 0.01%
Leisure — 0.01%
Studio City International Holdings ADR †	29,695	59,390
Total Common Stock (cost $89,260)		59,390

Exchange-Traded Funds — 2.71%
Invesco Senior Loan ETF	514,000	10,650,080
iShares iBoxx High Yield Corporate Bond ETF	56,000	4,112,080
SPDR Bloomberg High Yield Bond ETF	44,000	3,962,200
Total Exchange-Traded Funds (cost $20,955,487)		18,724,360

Short-Term Investments — 3.28%
Money Market Mutual Funds — 3.28%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.87%)	5,674,155	5,674,155
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.87%)	5,674,155	5,674,155
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.14%)	5,674,155	5,674,155
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.88%)	5,674,155	5,674,155
Total Short-Term Investments (cost $22,696,620)		22,696,620
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Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Total Value of Securities—98.65% (cost $709,331,613)		682,753,615

Receivables and Other Assets Net of Liabilities—1.35%		9,318,694
Net Assets Applicable to 89,146,748 Shares Outstanding—100.00%		$692,072,309
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of Rule 144A securities was $26,870,811, which represents 3.88% of the Fund's net assets.
<<	Affiliated company.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments was outstanding at October 31, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth TBD 2/15/29 2/15/29	$1,065,217	$1,065,217	$972,343	$(92,874)
10    NQ-215 [10/22] 12/22 (2638397)

(Unaudited)
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Trident TPI Holdings 1st Lien Tranche B-3 6.25% (LIBOR03M + 4.00%) 9/15/28	$129,391	$129,391	$123,060	$(6,331)
Total	$1,194,608	$1,194,608	$1,095,403	$(99,205)
The following foreign currency exchange contract was outstanding at October 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
CITI	CAD	(2,900,000)	USD	2,250,932	11/18/22	$122,087
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financialstatements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the netunrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR – Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
CITI – Citigroup
CAD – Canadian Dollar
USD – US Dollar
NQ-215 [10/22] 12/22 (2638397)    11